INCOME TAXES	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 14. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The (expense) benefit from income taxes consists of the following for the years ended March 31, 2024 and 2023 (U.S. Dollars in thousands):

	Years Ended March 31,
(In thousands)	2024	2023

Current:
Federal	$(16)	$(25)
State and local	—	—
Foreign	—	—
Total current	(16)	(25)

Deferred:
Federal	—	—
State and local	—	—
Foreign	10,564	17,881
Total deferred	10,564	17,881
Benefit from income taxes	$10,548	$17,856

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the years ended March 31, 2024 and 2023 (U.S. Dollars in thousands):

	Years Ended March 31,
	2024	2023
Loss on ordinary activities before tax	$(2,027)	$(2,252)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	426	474
Share-based compensation expense recognized for financial statement purposes	(486)	—
Other losses (unrecognized)	(6)	(604)
Utilization of losses not previously benefitted	50	105
Income tax (expense)	$(16)	$(25)

As of March 31, 2024, the Company had $0.6 million of federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized and $0.4 million of items deducted for financial statements but not for federal income tax purposes, excluding share-based compensation. As of March 31, 2024 and 2023, the Company had U.S. deferred tax assets of $0.1 million and $0.2 million, respectively.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the years ended March 31, 2024 and 2023 (U.S. Dollars in thousands):

	Years Ended March 31,
	2024	2023
Loss on ordinary activities before tax	$(64,836)	$(63,248)
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	16,209	12,017

Change from increase in deferred income tax rate	—	3,795
Losses for which no benefit was taken	(272)	—
Derecognition of deferred tax assets	(4,090)	—
Foreign currency effect and other	(1,283)	2,069
Income tax benefit	$10,564	$17,881

Research and development credit receivables of $0.2 million was included in prepaid expenses and other receivables on the consolidated statement of financial position as of March 31, 2023. The receivable was collected in July 2023.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Years Ended March 31,
	2024				2023
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(2,027)	$(19,067)	$(64,836)	$(85,930)	$(2,252)	$(57,022)	$(63,248)	$(122,522)
Share-based compensation expense for financial statement purposes for which no benefit was taken	2,315	—	—	2,315	—	—	—	—
Loss for which no benefit was taken	11	—	1,086	1,097	2,875	—	59,320	62,195
Losses not subject to tax	—	19,067	—	19,067	—	57,022	—	57,022
Utilization of losses not previously benefitted	(239)	—	—	(239)	(498)	—	—	(498)
Other	14	—	—	14	—	—	—	—
Taxable income (loss)	$74	$—	$(63,750)	$(63,676)	$125	$—	$(3,928)	$(3,803)

As of March 31, 2024 and 2023, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (U.S. Dollars in thousands):

	As of March 31,
	2024	2023
Deferred tax assets:
Net operating loss	$(5,590)	$(4,131)
Deferred tax asset (unrecognized)	5,590	1,500
Deferred tax asset	—	(2,631)

Deferred tax liabilities:
In-process research and development	—	13,195
Deferred tax liability	—	13,195

Net deferred tax liability	$—	$10,564

iOx generated no research and development cash credits recorded for the years ended March 31, 2024 and 2023.

As of March 31, 2024 and 2023, iOx had a net deferred tax liability of nil and approximately $10.6 million, respectively. For the year ended March 31, 2024, the Company recorded a reduction of the deferred tax liability of approximately $15.9 million, based upon the full loss on impairment of the IPR&D of $57.9 million, which reduced the expected realizability of such assets on which the deferred tax liability was determined, partially offset by the derecognition of certain current losses totaling approximately $4.1 million, based upon their estimated realizability and the impact of currency of approximately $1.3 million resulting in a net tax benefit of $10.6 million. For the year ended March 31, 2023, the Company recognized an aggregate reduction in net deferred tax liability of $17.9 million, comprised of $11.3 million to recognized the deferred tax effect of loss on impairment recognized with respect to the iOx IPR&D, $0.7 million related to other current year losses, $3.8 million to reflect the change related to the future U.K. tax rates and $2.1 million to reflect the effect of the change in exchange rates on the liability settleable in British pound sterling.

There is no expiration date for accumulated tax losses in the U.K. entities.